provisions (Tables)	6 Months Ended
Jun. 30, 2023
provisions
Schedule of other provisions

			Written put
	Asset		options and
	retirement	Employee-	contingent
(millions)	obligation	related	consideration	Other	Total
As at April 1, 2023	$317	$142	$281	$173	$913
Additions	—	87	2	22	111
Reversals	—	—	(3)	—	(3)
Uses	(2)	(84)	—	(29)	(115)
Interest effects	3	—	4	—	7
Effects of foreign exchange, net	—	—	(9)	—	(9)
As at June 30, 2023	$318	$145	$275	$166	$904
As at January 1, 2023	$316	$84	$157	$147	$704
Additions	—	202	268	85	555
Reversals	—	—	(41)	—	(41)
Uses [1]	(5)	(141)	(108)	(66)	(320)
Interest effects	7	—	8	—	15
Effects of foreign exchange, net	—	—	(9)	—	(9)
As at June 30, 2023	$318	$145	$275	$166	$904
Current	$10	$134	$2	$94	$240
Non-current	308	11	273	72	664
As at June 30, 2023	$318	$145	$275	$166	$904

1	Written put options and contingent consideration uses include $54 satisfied by way of Common Shares issued.